INTANGIBLE ASSETS AND GOODWILL - Schedule of Acquired Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 67,413	$ 72,781
Accumulated Amortization	(66,764)	(69,619)
Net	650	3,162
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	61,058	64,150
Accumulated Amortization	(61,058)	(62,909)
Net	0	1,241
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	3,550	4,166
Accumulated Amortization	(3,002)	(2,913)
Net	549	1,253
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	805	1,158
Accumulated Amortization	(704)	(876)
Net	101	282
Distribution network
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	2,000	2,000
Accumulated Amortization	(2,000)	(2,000)
Net	$ 0	0
Non-competition agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Cost		1,307
Accumulated Amortization		(921)
Net		$ 386